Provisions and other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of provisions and other non-current liabilities
The below table provides details related to Provisions and other non-current liabilities as of December 31, 2019, and 2018.

($ millions)	2019	2018
Accrued liability for employee benefits:
Defined benefit pension plans(1)	291	254
Other long-term employee benefits and deferred compensation	140	104
Other post-employment benefits(1)	423	345
Provisions for product liabilities, governmental investigations and other legal matters	—	—
Contingent consideration(2)	208	143
Other non-current liabilities	106	67
Total provisions and other non-current liabilities	1,168	913

(1)	Note 23 to these Consolidated Financial Statements provides additional disclosures related to post-employment benefits.
(2)
Note 18 to these Consolidated Financial Statements provides additional disclosures related to contingent consideration.

Disclosure of details of non-current product liabilities and other legal matter provisions
Product liability, governmental investigations and other legal matters provision movements

($ millions)	2019	2018	2017
January 1	42	49	9
Additions to provisions	—	1	55
Cash payments	(40)	(1)	(6)
Releases of provisions	(2)	(7)	(9)
December 31	—	42	49
Less current portion	—	(42)	(43)
Non-current provisions for product liabilities, governmental investigations and other legal matters at December 31	—	—	6